Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Statutory rate	25.00%	25.00%
Withholding tax rate	10.00%
Statutory rate, percentage	10.00%
Deferred income tax liabilities (in Dollars)	$ 41,291,171	$ 42,087,930
Enterprise income tax	25.00%
Board members voting percentage	50.00%
Income tax maturity	5 years
Tax savings amount (in Dollars)		$ 1,933,000	$ 4,198,000
Basic earnings per share (in Dollars per share)		$ 0.5	$ 0.2
Diluted eranings per share (in Dollars per share)		$ 0.5	$ 0.2
Net operating losses (in Dollars)	$ 4,514,000	$ 4,521,000
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory rate	16.50%
Hong Kong [Member]
Taxes (Details) [Line Items]
Withholding tax rate	5.00%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Statutory rate	25.00%
PRC [Member]
Taxes (Details) [Line Items]
Withholding tax rate	10.00%